SCHEDULE II VALUATION AND QUALIFYING ACCOUNTS AND RESERVES	12 Months Ended
Dec. 31, 2011
Valuation and Qualifying Accounts [Abstract]
Schedule II: Valuation and Qualifying Accounts and Reserves
SCHEDULE II: VALUATION AND QUALIFYING ACCOUNTS AND RESERVES

Puget Energy (Dollars in Thousands)	Balance At Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance At End Of Period
Year Ended December 31, 2011
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$9,784	$18,449	$19,738	$8,495
Year Ended December 31, 2010
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$8,094	$23,875	$22,185	$9,784
Successor Period from February 6, 2009 to December 31, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$—	$25,378	$17,284	$8,094
Predecessor Period from January 1, 2009 to February 5, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$6,392	$1,285	$7,677	$—

Puget Sound Energy (Dollars in Thousands)	Balance At Beginning of Period	Additions Charged to Costs and Expenses	Deductions	Balance At End Of Period
Year Ended December 31, 2011
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$9,784	$18,449	$19,738	$8,495
Year Ended December 31, 2010
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$8,094	$23,875	$22,185	$9,784
Year Ended December 31, 2009
Accounts deducted from assets on balance sheet:
Allowance for doubtful accounts receivable	$6,392	$20,220	$18,518	$8,094